Revenues (Details) - Schedule of company’s revenues based on the nature and characteristics - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Total	$ 2,075,755	$ 987,883	$ 893,034
Sales of Products [Member]
Product Information [Line Items]
Sales of products	1,719,918	692,288	607,967
POC and NRE Contracts [Member]
Product Information [Line Items]
POC and NRE Contracts	$ 355,837	$ 295,595	$ 285,067